UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2010

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 08/9/10
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 112

Form 13F Information Table Value Total: $233,385 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None

ACE Ltd                                    SHS         H0023R105      4,216     81,889                        81,889
ABB LTD                               SPONSORED ADR    000375204      1,904    110,163                       110,163
AT&T Inc                                   COM         00206R102        239      9,899                         9,899
Acme Packet Inc                            COM         004764106      3,546    131,902                       131,902
Amazon Com Inc                             COM         023135106      1,166     10,671                        10,671
American Express Co                        COM         025816109      3,618     91,124                        91,124
American Superconductor Corp               COM         030111108      1,810     67,801                        67,801
Ancestry Com Inc                           COM         032803108      1,148     65,141                        65,141
A123 Sys Inc                               COM         03739T108      1,317    139,643                       139,643
Apache Corp                                COM         037411105      2,199     26,119                        26,119
Apple Inc                                  COM         037833100      6,905     27,453                        27,453
Aruba Networks Inc                         COM         043176106      2,069    145,317                       145,317
Baidu Inc                             SPON ADR REP A   056752108      2,724     40,010                        40,010
Banco Santander Brasil S A            ADS REP 1 UNIT   05967A107      3,012    291,623                       291,623
Bank of America Corporation                COM         060505104      2,174    151,272                       151,272
Barclays BK PLC                      DJUBS CMDT ETN36  06738C778      1,305     34,667                        34,667
Barrick Gold Corp                          COM         067901108      4,628    101,907                       101,907
Beacon Power Corp                          COM         073677106          3     10,000                        10,000
Becton Dickinson & Co                      COM         075887109      3,224     47,671                        47,671
Berkshire Hathaway Inc Del               CL B NEW      084670702      2,253     28,267                        28,267
Blackrock Inc                              COM         09247X101      1,693     11,808                        11,808
Bldrs Index Fds Tr                    EMER MK 50 ADR   09348R300      3,101     79,415                        79,415
Cenovus Energy Inc                         COM         15135U109      1,466     56,833                        56,833
Centrais Electricas Brasileir         SPONSORED ADR    15234Q207      2,577    192,864                       192,864
Chevron Corp New                           COM         166764100        784     11,554                        11,554
Cisco Sys Inc                              COM         17275R102      3,196    149,999                       149,999
Cninsure Inc                          SPONSORED ADR    18976M103      2,038     78,575                        78,575
ConocoPhillips                             COM         20825C104        450      9,170                         9,170
Ctrip Com Intl Ltd                   AMERICAN DEP SHS  22943F100      1,306     34,778                        34,778
Cymer Inc                                  COM         232572107      1,885     62,737                        62,737
Dolby Laboratories Inc                     COM         25659T107      2,327     37,125                        37,125
Eaton Vance Flting Rate Inc                COM         278279104        156     10,763                        10,763
Encana Corp                                COM         292505104      1,720     56,688                        56,688
Entergy Corp NEW                           COM         29364G103      2,543     35,511                        35,511
Expeditors Intl Wash Inc                   COM         302130109        874     25,312                        25,312
Exxon Mobil Corp                           COM         30231G102      4,104     71,920                        71,920
FLIR Sys Inc                               COM         302445101      1,775     61,011                        61,011
First Solar Inc                            COM         336433107        358      3,143                         3,143
General Electric Co                        COM         369604103        829     57,506                        57,506
Gilead Sciences Inc                        COM         375558103      1,605     46,809                        46,809
Goldcorp Inc New                           COM         380956409      6,681    152,351                       152,351
Goldman Sachs Group Inc                    COM         38141G104      2,562     19,520                        19,520
Google Inc                                 CL A        38259P508      5,937     13,342                        13,342
Graftech Intl Ltd                          COM         384313102      1,181     80,761                        80,761
Green Mtn Coffee Roasters In               COM         393122106      2,023     78,699                        78,699
GreenHill & Co Inc                         COM         395259104        811     13,272                        13,272
HDFC Bank Ltd                         ADR REPS 3 SHS   40415F101      3,521     24,631                        24,631
ICICI Bk Ltd                               ADR         45104G104      1,374     38,016                        38,016
Imperial Oil Ltd                         COM NEW       453038408      1,924     52,833                        52,833
IShares Tr Index                     BARCLYS TIPS BD   464287176      1,201     11,232                        11,232
IShares Tr Index                      S&P 500 INDEX    464287200      7,283     70,399                        70,399
IShares Tr Index                      BARCLY USAGG B   464287226      3,502     32,654                        32,654
IShares Tr Index                      MSCI EMERG MKT   464287234      3,061     82,021                        82,021
IShares Tr Index                        S&P500 GRW     464287309        243      4,599                         4,599
IShares Tr Index                      MSCI EAFE IDX    464287465      4,097     88,078                        88,078
IShares Tr Index                      S&P MC 400 GRW   464287606        320      4,162                         4,162
IShares Tr Index                      RUSL 3000 GROW   464287671        240      6,414                         6,414
IShares Tr Index                      S&P EURO PLUS    464287861      1,280     40,820                        40,820
IShares Tr Index                      S&P SMLCP GROW   464287887        254      4,462                         4,462
IShares Tr                           S&P NTL AMTFREE   464288414        331      3,185                         3,185
IShares Tr                            HIGH YLD CORP    464288513        519      6,116                         6,116
IShares Tr                           BARCLYS INTER CR  464288638      3,515     33,377                        33,377
IShares Tr                          BARCLYS 1-3 YR CR  464288646      4,507     43,380                        43,380
IShares Tr                            US PFD STK IDX   464288687      2,173     58,630                        58,630
IShares Tr                            MSCI EURO FINL   464289180      1,898    104,059                       104,059
Itau Unibanco Hldg SA                SPON ADR REP PFD  465562106      1,232     68,406                        68,406
JPMorgan Chase & Co                        COM         46625H100      1,991     54,374                        54,374
Jacobs Engr Group Inc Del                  COM         469814107      1,885     51,730                        51,730
Johnson Ctls Inc                           COM         478366107      1,872     69,668                        69,668
KeyCorp NEW                                COM         493267108      1,918    249,410                       249,410
Kinder Morgan Energy Partner          UT LTD PARTNER   494550106        325      5,000                         5,000
Market Vectors ETF Tr                 GOLD MINER ETF   57060U100        672     12,925                        12,925
Market Vectors ETF Tr                 HG YLD MUN ETF   57060U878        373     12,081                        12,081
Netflix Inc                                COM         64110L106      2,552     23,487                        23,487
New Oriental Ed & Tech Grp I             SPON ADR      647581107        624      6,695                         6,695
Northern Tr Corp                           COM         665859104      3,625     77,613                        77,613
Oracle Corp                                COM         68389X105        336     15,655                        15,655
PepsiCo Inc                                COM         713448108      1,700     27,889                        27,889
Petroleo Brasileiro SA Petro          SP ADR NON VTG   71654V101      2,203     73,942                        73,942
Pfizer Inc                                 COM         717081103        147     10,313                        10,313
Pharmaceutical Hlders Tr              DEPOSITRY RCPT   71712A206      2,178     36,550                        36,550
Pimco ETF Tr                         INTER MUN BD ST   72201R866        865     17,070                        17,070
Plum Creek Timber Co Inc                   COM         729251108        276      8,000                         8,000
Powershares QQQ Trust                   UNIT SER 1     73935A104        517     12,098                        12,098
Powershares ETF Trust II              GLOB GLD&P ETF   73936Q876      3,573     87,851                        87,851
Powershares Global ETF Trust          SOVEREIGN DEBT   73936T573        370     14,169                        14,169
Procter & Gamble Co                        COM         742718109      1,944     32,403                        32,403
Rovi Corp                                  COM         779376102      2,140     56,449                        56,449
Rydex ETF Trust                       S&P 500 EQ TRD   78355W106        469     12,400                        12,400
SPDR S&P 500 ETF Tr                   UNIT SER 1 S&P   78462F103        486      4,708                         4,708
SPDR Gold Trust                          GOLD SHS      78463V107     21,670    178,086                       178,086
SPDR Series Trust                     DB INT GVT ETF   78464A490      1,040     20,057                        20,057
SPDR Series Trust                     S&P RETAIL ETF   78464A714        203      5,688                         5,688
SPDR Series Trust                     DJ MID GRW ETF   78464A821        236      4,095                         4,095
Salesforce Com Inc                         COM         79466L302      1,872     21,810                        21,810
Simon Ppty Group Inc NEW                   COM         828806109        211      2,612                         2,612
Southwestern Energy Co                     COM         845467109      3,543     91,694                        91,694
Stericycle Inc                             COM         858912108      1,416     21,595                        21,595
Teva Pharmaceutical Inds Ltd               ADR         881624209      1,662     31,966                        31,966
Thoratec Corp                            COM NEW       885175307      3,020     70,688                        70,688
Urban Outfitters Inc                       COM         917047102      1,701     49,473                        49,473
Vanguard Intl Equity Index F           EURPEAN ETF     922042874      2,526     62,840                        62,840
Vanguard World FDS                    UTILITIES ETF    92204A876      4,031     67,299                        67,299
Vanguard Intl Equity Index F           EMR MKT ETF     922042858        633     16,650                        16,650
Veeco Instrs Inc DEL                       COM         922417100      1,391     40,586                        40,586
Vanguard Index FDS                       REIT ETF      922908553      2,328     50,080                        50,080
Vanguard Index FDS                    EXTEND MKT ETF   922908652        496     11,719                        11,719
Visa Inc                                 COM CL A      92826C839      1,861     26,308                        26,308
Volcano Corporation                        COM         928645100      1,130     51,769                        51,769
WisdomTree Trust                      EMERG MKTS ETF   97717W315        230      5,044                         5,044
Wright Express Corp                        COM         98233Q105      2,623     88,330                        88,330
Zhongpin Inc                               COM         98952K107      1,059     90,019                        90,019